Financial Assets Measured at Amortized Cost - Schedule of Changes in Credit Loss Allowance (Details) - BRL (R$) R$ in Thousands		3 Months Ended	12 Months Ended
		Mar. 31, 2026	Dec. 31, 2025
Credit card [Member]
Schedule of Changes in Credit Loss Allowance [Line Items]
Credit loss allowance, beginning balance		R$ 372,500	R$ 308,153
Transfer from stage 1 to stage 2
Transfer from stage 1 to stage 3
Transfer from stage 2 to stage 3
Transfer from stage 2 to stage 1
Transfer from stage 3 to stage 1
Transfer from stage 3 to stage 2
Newly originated financial assets	[1]	40,551	180,459
Changes in exposures and risk migration	[2]	167,940	(73,787)
Write-offs		(17,006)	(32,850)
Changes to ECL calculation methods			(9,475)
Credit loss allowance, ending balance		563,985	372,500
Credit card [Member] | Stage 1 [Member]
Schedule of Changes in Credit Loss Allowance [Line Items]
Credit loss allowance, beginning balance		146,509	64,296
Transfer from stage 1 to stage 2		(20,072)	(1,861)
Transfer from stage 1 to stage 3		(1,478)	(602)
Transfer from stage 2 to stage 3
Transfer from stage 2 to stage 1		11,896	5,542
Transfer from stage 3 to stage 1		73	150
Transfer from stage 3 to stage 2
Newly originated financial assets	[1]	27,715	72,341
Changes in exposures and risk migration	[2]	14,118	(6,227)
Write-offs
Changes to ECL calculation methods			12,870
Credit loss allowance, ending balance		178,761	146,509
Credit card [Member] | Stage 2 [Member]
Schedule of Changes in Credit Loss Allowance [Line Items]
Credit loss allowance, beginning balance		141,107	96,270
Transfer from stage 1 to stage 2		20,072	1,861
Transfer from stage 1 to stage 3
Transfer from stage 2 to stage 3		(30,447)	(1,012)
Transfer from stage 2 to stage 1		(11,896)	(5,542)
Transfer from stage 3 to stage 1
Transfer from stage 3 to stage 2		161	73
Newly originated financial assets	[1]	12,685	77,692
Changes in exposures and risk migration	[2]	112,935	(13,394)
Write-offs
Changes to ECL calculation methods			(14,841)
Credit loss allowance, ending balance		244,617	141,107
Credit card [Member] | Stage 3 [Member]
Schedule of Changes in Credit Loss Allowance [Line Items]
Credit loss allowance, beginning balance		84,884	147,587
Transfer from stage 1 to stage 2
Transfer from stage 1 to stage 3		1,478	602
Transfer from stage 2 to stage 3		30,447	1,012
Transfer from stage 2 to stage 1
Transfer from stage 3 to stage 1		(73)	(150)
Transfer from stage 3 to stage 2		(161)	(73)
Newly originated financial assets	[1]	151	30,426
Changes in exposures and risk migration	[2]	40,887	(54,166)
Write-offs		(17,006)	(32,850)
Changes to ECL calculation methods			(7,504)
Credit loss allowance, ending balance		140,607	84,884
Loans to customers [Member]
Schedule of Changes in Credit Loss Allowance [Line Items]
Credit loss allowance, beginning balance		2,782,278	556,067
Transfer from stage 1 to stage 2
Transfer from stage 1 to stage 3
Transfer from stage 2 to stage 3
Transfer from stage 2 to stage 1
Transfer from stage 3 to stage 1
Transfer from stage 3 to stage 2
Newly originated financial assets	[1]	36,261	236,054
Changes in exposures and risk migration	[2]	732,132	2,182,279
Write-offs		(226,330)	(202,402)
Changes to ECL calculation methods			10,280
Credit loss allowance, ending balance		3,324,341	2,782,278
Loans to customers [Member] | Stage 1 [Member]
Schedule of Changes in Credit Loss Allowance [Line Items]
Credit loss allowance, beginning balance		129,323	43,282
Transfer from stage 1 to stage 2		(13,974)	(152)
Transfer from stage 1 to stage 3		(7,096)	(1,132)
Transfer from stage 2 to stage 3
Transfer from stage 2 to stage 1		5,108	3,797
Transfer from stage 3 to stage 1		444	629
Transfer from stage 3 to stage 2
Newly originated financial assets	[1]	26,463	55,656
Changes in exposures and risk migration	[2]	(17,270)	(5,404)
Write-offs
Changes to ECL calculation methods			32,647
Credit loss allowance, ending balance		122,998	129,323
Loans to customers [Member] | Stage 2 [Member]
Schedule of Changes in Credit Loss Allowance [Line Items]
Credit loss allowance, beginning balance		547,844	204,055
Transfer from stage 1 to stage 2		13,974	152
Transfer from stage 1 to stage 3
Transfer from stage 2 to stage 3		(209,656)	(25,681)
Transfer from stage 2 to stage 1		(5,108)	(3,797)
Transfer from stage 3 to stage 1
Transfer from stage 3 to stage 2		77	70
Newly originated financial assets	[1]	9,504	21,083
Changes in exposures and risk migration	[2]	248,294	299,857
Write-offs
Changes to ECL calculation methods			52,105
Credit loss allowance, ending balance		604,929	547,844
Loans to customers [Member] | Stage 3 [Member]
Schedule of Changes in Credit Loss Allowance [Line Items]
Credit loss allowance, beginning balance		2,105,111	308,730
Transfer from stage 1 to stage 2
Transfer from stage 1 to stage 3		7,096	1,132
Transfer from stage 2 to stage 3		209,656	25,681
Transfer from stage 2 to stage 1
Transfer from stage 3 to stage 1		(444)	(629)
Transfer from stage 3 to stage 2		(77)	(70)
Newly originated financial assets	[1]	294	159,315
Changes in exposures and risk migration	[2]	501,108	1,887,826
Write-offs		(226,330)	(202,402)
Changes to ECL calculation methods			(74,472)
Credit loss allowance, ending balance		2,596,414	2,105,111
Prepayment of receivables [Member]
Schedule of Changes in Credit Loss Allowance [Line Items]
Credit loss allowance, beginning balance		608
Newly originated financial assets		178	608
Changes in exposures and risk migration	[2]	(261)
Credit loss allowance, ending balance		525	608
Prepayment of receivables [Member] | Stage 1 [Member]
Schedule of Changes in Credit Loss Allowance [Line Items]
Credit loss allowance, beginning balance		471
Newly originated financial assets		178	471
Changes in exposures and risk migration	[2]	(160)
Credit loss allowance, ending balance		489	471
Prepayment of receivables [Member] | Stage 2 [Member]
Schedule of Changes in Credit Loss Allowance [Line Items]
Credit loss allowance, beginning balance		21
Newly originated financial assets			21
Changes in exposures and risk migration	[2]	(21)
Credit loss allowance, ending balance			21
Prepayment of receivables [Member] | Stage 3 [Member]
Schedule of Changes in Credit Loss Allowance [Line Items]
Credit loss allowance, beginning balance		116
Newly originated financial assets			116
Changes in exposures and risk migration	[2]	(80)
Credit loss allowance, ending balance		R$ 36	R$ 116

[1]	ECL allowances as of March 31, 2026 for financial assets originated during the period 2026.
[2]	Change in ECL allowances due to changes in exposure amounts as well as migration of exposures between stages and risk bands within stages, are associated with credit portfolio movement and rollovers during the period.